Borrowings - Maturity Schedule of Long-term Borrowings (Detail) - ARS ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 6,689,001	$ 4,010,964
2021 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	4,089,122
2022 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	519,976
2023 onwards [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 2,079,903